Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2024	Jan. 29, 2023	Jan. 30, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following pay versus performance table to illustrate the relationship between executive compensation actually paid and certain of the Company’s financial performance measures. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with its performance, refer to the Compensation Discussion and Analysis section above.
					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table (“SCT”) Total for Principal Executive Officer (“PEO”) (b)[1]	Compensation Actually Paid (“CAP”) to PEO (c)[2]	Average SCT Total for non-PEO NEOs (d)[1]	Average CAP to non-PEO NEOs (e)[2]	Total Shareholder Return (“TSR”) (f)[3]	Peer Group TSR (g)[4]	Net Income (Loss) (in thousands) (h)[5]	Net Sales (in thousands) (i)[6]
2023	$35,186,195	$32,600,316	$3,821,594	$1,288,780	$73.10	$145.07	$39,580	$11,147,720
2022	$2,481,735	$(2,550,628)	$896,717	$(984,632)	$173.18	$76.96	$49,899	$10,119,000
2021	$12,450,338	$(85,796,398)	$2,242,415	$(32,080,908)	$165.79	$84.41	$(75,207)	$8,967,407
2020	$3,027,525	$181,666,232	$1,274,216	$65,584,171	$384.08	$168.83	$(99,297)	$7,266,504
(1)
Included in column (b) are the total compensation amounts reported in the Summary Compensation Table for Mr. Singh, our PEO for each of the fiscal years presented. Included in column (d) are the average total compensation amounts for non-PEO NEOs reported in the Summary Compensation Table. Our non-PEO NEOs for each of the fiscal years presented consist of Mr. Marte, Mr. Mehta, and Ms. Helfrick. Our non-PEO NEOs for Fiscal Year 2023 also include Ms. Bowman and Mr. Morant.

(2)
Included in columns (c) and (e) are CAP and average CAP to the PEO and the non-PEO NEOs, respectively, for each of the fiscal years presented. To calculate CAP and average CAP, amounts in columns (b) and (d) are adjusted in accordance with Item 402(v) of Regulation S-K requirements and are presented in the tables below. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEO NEOs for each of the fiscal years presented.

PEO SCT to CAP Reconciliation
	Fiscal Year
	2023	2022	2021	2020
SCT Total	$35,186,195	$2,481,735	$12,450,338	$3,027,525
Less value of Stock Awards reported in SCT	(31,048,358)	—	(10,106,250)	—
Plus year-end fair value of outstanding and unvested equity awards granted in the year	31,209,397	—	5,493,750	—
(Less) plus year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	854,397	(64,828,925)	140,610,021
(Less) plus year over year change in fair value of equity awards granted in prior years that vested in the year	(2,746,918)	(5,886,760)	(28,805,311)	38,028,686
CAP Total	$32,600,316	$(2,550,628)	$(85,796,398)	$181,666,232
Average of Non-PEO NEOs SCT to CAP Reconciliation
	Fiscal Year
	2023	2022	2021	2020
SCT Total	$3,821,594	$896,717	$2,242,415	$1,274,216
Less value of Stock Awards reported in SCT	(3,284,969)	—	(1,347,500)	—
Plus year-end fair value of outstanding and unvested equity awards granted in the year	1,412,899	—	732,500	—
(Less) plus year over year change in fair value of outstanding and unvested equity awards granted in prior years	(61,656)	279,816	(23,338,392)	50,619,617
(Less) plus year over year change in fair value of equity awards granted in prior years that vested in the year	(723,564)	(2,161,165)	(10,369,931)	13,690,338
Plus fair value as of vesting date of equity awards granted and vested in the year	173,563	—	—	—
Less prior year-end fair value for any equity awards forfeited in the year	(49,087)	—	—	—
CAP Total	$1,288,780	$(984,632)	$(32,080,908)	$65,584,171
(3)	Based on an initial fixed investment of $100 on January 29, 2021, the last business day of our 2020 fiscal year.
(4)
Represents the Dow Jones Internet Commerce Index, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2023 Annual Report. Based on an initial fixed investment of $100 on January 29, 2021, the last business day of our 2020 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.

(5)	Represents our net income (loss) amounts for each of the years presented as reported in the respective annual report on Form 10-K.
(6)
We have selected net sales as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link the CAP of our NEOs to company performance for Fiscal Year 2023.

Company Selected Measure Name	net sales
Named Executive Officers, Footnote
(1)
Included in column (b) are the total compensation amounts reported in the Summary Compensation Table for Mr. Singh, our PEO for each of the fiscal years presented. Included in column (d) are the average total compensation amounts for non-PEO NEOs reported in the Summary Compensation Table. Our non-PEO NEOs for each of the fiscal years presented consist of Mr. Marte, Mr. Mehta, and Ms. Helfrick. Our non-PEO NEOs for Fiscal Year 2023 also include Ms. Bowman and Mr. Morant.

Peer Group Issuers, Footnote
(4)
Represents the Dow Jones Internet Commerce Index, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2023 Annual Report. Based on an initial fixed investment of $100 on January 29, 2021, the last business day of our 2020 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 35,186,195	$ 2,481,735	$ 12,450,338	$ 3,027,525
PEO Actually Paid Compensation Amount	$ 32,600,316	(2,550,628)	(85,796,398)	181,666,232
Adjustment To PEO Compensation, Footnote
(2)
Included in columns (c) and (e) are CAP and average CAP to the PEO and the non-PEO NEOs, respectively, for each of the fiscal years presented. To calculate CAP and average CAP, amounts in columns (b) and (d) are adjusted in accordance with Item 402(v) of Regulation S-K requirements and are presented in the tables below. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEO NEOs for each of the fiscal years presented.

PEO SCT to CAP Reconciliation
	Fiscal Year
	2023	2022	2021	2020
SCT Total	$35,186,195	$2,481,735	$12,450,338	$3,027,525
Less value of Stock Awards reported in SCT	(31,048,358)	—	(10,106,250)	—
Plus year-end fair value of outstanding and unvested equity awards granted in the year	31,209,397	—	5,493,750	—
(Less) plus year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	854,397	(64,828,925)	140,610,021
(Less) plus year over year change in fair value of equity awards granted in prior years that vested in the year	(2,746,918)	(5,886,760)	(28,805,311)	38,028,686
CAP Total	$32,600,316	$(2,550,628)	$(85,796,398)	$181,666,232

Non-PEO NEO Average Total Compensation Amount	$ 3,821,594	896,717	2,242,415	1,274,216
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,288,780	(984,632)	(32,080,908)	65,584,171
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Included in columns (c) and (e) are CAP and average CAP to the PEO and the non-PEO NEOs, respectively, for each of the fiscal years presented. To calculate CAP and average CAP, amounts in columns (b) and (d) are adjusted in accordance with Item 402(v) of Regulation S-K requirements and are presented in the tables below. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEO NEOs for each of the fiscal years presented.

Average of Non-PEO NEOs SCT to CAP Reconciliation
	Fiscal Year
	2023	2022	2021	2020
SCT Total	$3,821,594	$896,717	$2,242,415	$1,274,216
Less value of Stock Awards reported in SCT	(3,284,969)	—	(1,347,500)	—
Plus year-end fair value of outstanding and unvested equity awards granted in the year	1,412,899	—	732,500	—
(Less) plus year over year change in fair value of outstanding and unvested equity awards granted in prior years	(61,656)	279,816	(23,338,392)	50,619,617
(Less) plus year over year change in fair value of equity awards granted in prior years that vested in the year	(723,564)	(2,161,165)	(10,369,931)	13,690,338
Plus fair value as of vesting date of equity awards granted and vested in the year	173,563	—	—	—
Less prior year-end fair value for any equity awards forfeited in the year	(49,087)	—	—	—
CAP Total	$1,288,780	$(984,632)	$(32,080,908)	$65,584,171

Compensation Actually Paid vs. Total Shareholder Return
Pay Versus Performance Comparative Disclosure
The following graphs illustrate the relationship between CAP as disclosed in the Pay Versus Performance table and (i) the Company’s cumulative TSR, (ii) the peer group’s cumulative TSR, (iii) the Company’s net income (loss), and (iv) net sales. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, grant and vesting date fair values, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price volatility and varying levels of projected and actual achievement of performance goals.
Compensation Actually Paid versus Company TSR and Peer Group TSR

Compensation Actually Paid vs. Net Income
Pay Versus Performance Comparative Disclosure
The following graphs illustrate the relationship between CAP as disclosed in the Pay Versus Performance table and (i) the Company’s cumulative TSR, (ii) the peer group’s cumulative TSR, (iii) the Company’s net income (loss), and (iv) net sales. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, grant and vesting date fair values, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price volatility and varying levels of projected and actual achievement of performance goals.
Compensation Actually Paid and Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure
Pay Versus Performance Comparative Disclosure
The following graphs illustrate the relationship between CAP as disclosed in the Pay Versus Performance table and (i) the Company’s cumulative TSR, (ii) the peer group’s cumulative TSR, (iii) the Company’s net income (loss), and (iv) net sales. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, grant and vesting date fair values, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price volatility and varying levels of projected and actual achievement of performance goals.
Compensation Actually Paid and Net Sales

Total Shareholder Return Vs Peer Group
Pay Versus Performance Comparative Disclosure
The following graphs illustrate the relationship between CAP as disclosed in the Pay Versus Performance table and (i) the Company’s cumulative TSR, (ii) the peer group’s cumulative TSR, (iii) the Company’s net income (loss), and (iv) net sales. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, grant and vesting date fair values, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price volatility and varying levels of projected and actual achievement of performance goals.
Compensation Actually Paid versus Company TSR and Peer Group TSR

Tabular List, Table
Tabular List of Performance Measures
The following table lists our most important performance measures used by us to link CAP of our NEOs to the Company’s performance for Fiscal Year 2023. For more information, refer to “Named Executive Officer Compensation – Compensation Discussion and Analysis.” We are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine NEO compensation, as more fully described in “Named Executive Officer Compensation – Compensation Discussion and Analysis.”
Most Important Performance Measures
Net income (loss)
Net sales
Adjusted EBITDA margin(1)
Free cash flow(1)
(1)
Adjusted EBITDA margin and free cash flow are non-GAAP financial measures. For a reconciliation of non-GAAP to GAAP financial measures refer to “Reconciliation of Non-GAAP Financial Measures” in Appendix A.

Total Shareholder Return Amount	$ 73.1	173.18	165.79	384.08
Peer Group Total Shareholder Return Amount	145.07	76.96	84.41	168.83
Net Income (Loss)	$ 39,580,000	$ 49,899,000	$ (75,207,000)	$ (99,297,000)
Company Selected Measure Amount	11,147,720,000	10,119,000,000	8,967,407,000	7,266,504,000
PEO Name	Mr. Singh	Mr. Singh	Mr. Singh	Mr. Singh
Measure:: 1
Pay vs Performance Disclosure
Name	Net income (loss)
Measure:: 2
Pay vs Performance Disclosure
Name	Net sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA margin
Non-GAAP Measure Description
(1)
Adjusted EBITDA margin and free cash flow are non-GAAP financial measures. For a reconciliation of non-GAAP to GAAP financial measures refer to “Reconciliation of Non-GAAP Financial Measures” in Appendix A.

Measure:: 4
Pay vs Performance Disclosure
Name	Free cash flow
Non-GAAP Measure Description
(1)
Adjusted EBITDA margin and free cash flow are non-GAAP financial measures. For a reconciliation of non-GAAP to GAAP financial measures refer to “Reconciliation of Non-GAAP Financial Measures” in Appendix A.

PEO | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (31,048,358)	$ 0	$ (10,106,250)	$ 0
PEO | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,209,397	0	5,493,750	0
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	854,397	(64,828,925)	140,610,021
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,746,918)	(5,886,760)	(28,805,311)	38,028,686
Non-PEO NEO | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,284,969)	0	(1,347,500)	0
Non-PEO NEO | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,412,899	0	732,500	0
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,656)	279,816	(23,338,392)	50,619,617
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(723,564)	(2,161,165)	(10,369,931)	13,690,338
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,563	0	0	0
Non-PEO NEO | Prior Year-End Fair Value for Any Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (49,087)	$ 0	$ 0	$ 0